Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Activities
Net Income (Loss)	$ 21,411	$ 35,608	$ 15,689
Adjustments
Depreciation, depletion and amortization	17,326	16,319	17,925
Dry hole expense	436	486	118
Distributions more (less) than income from equity affiliates	(885)	(4,730)	(1,998)
Net before-tax gains on asset retirements and sales	(138)	(550)	(1,021)
Net foreign currency effects	578	(412)	(7)
Deferred income tax provision	298	2,124	700
Net decrease (increase) in operating working capital	(3,185)	2,125	(1,361)
Decrease (increase) in long-term receivables	150	153	21
Net decrease (increase) in other deferred charges	(300)	(212)	(320)
Cash contributions to employee pension plans	(1,120)	(1,322)	(1,751)
Other	1,038	13	1,192
Net Cash Provided by Operating Activities	35,609	49,602	29,187
Investing Activities
Acquisition of businesses, net of cash received	55	(2,862)	0
Capital expenditures	(15,829)	(11,974)	(8,056)
Proceeds and deposits related to asset sales and returns of investment	669	2,635	1,791
Net sales (purchases) of marketable securities	175	117	(1)
Net repayment (borrowing) of loans by equity affiliates	(302)	(24)	401
Net Cash Used for Investing Activities	(15,232)	(12,108)	(5,865)
Financing Activities
Net borrowings (repayments) of short-term obligations	135	263	(5,572)
Proceeds from issuances of long-term debt	150	0	0
Repayments of long-term debt and other financing obligations	(4,340)	(8,742)	(7,364)
Cash dividends - common stock	(11,336)	(10,968)	(10,179)
Net contributions from (distributions to) noncontrolling interests	(40)	(114)	(36)
Net sales (purchases) of treasury shares	(14,678)	(5,417)	38
Net Cash Provided by (Used for) Financing Activities	(30,109)	(24,978)	(23,113)
Effect of Exchange Rate Changes on Cash, Cash Equivalents and Restricted Cash	(114)	(190)	(151)
Net Change in Cash, Cash Equivalents and Restricted Cash	(9,846)	12,326	58
Cash, cash equivalents, and restricted cash beginning balance	19,121	6,795	6,737
Cash, cash equivalents, and restricted cash ending balance	$ 9,275	$ 19,121	$ 6,795